Non-Controlling Interest	12 Months Ended
Dec. 31, 2024
Non-Controlling Interests [Abstract]
Non-Controlling Interest	Non-Controlling Interest
As of December 31, 2024 and 2023, non-controlling interests included Entrega and Follica. Ownership interests of the non-controlling interests in these entities as of December 31, 2024 were 11.7%, and 19.9%, respectively. There was no change from December 31, 2023 in the ownership interests of the non-controlling interests in these two entities. As of December 31, 2022, non-controlling interests included Entrega, Follica, and Vedanta. Ownership interests of the non-controlling interests in these entities were 11.7%, 19.9%, and 12.2%, respectively. Non-controlling interests include the amounts recorded for subsidiary stock awards. See Note 10. Share-based Payments.
For the year ended December 31, 2024, Seaport issued 950,000 shares of fully vested common stock to the Group and 3,450,000 shares of common stock to certain officers and directors, of which 2,455,555 shares were fully vested before Seaport's deconsolidation from the Group's Consolidated Financial Statements on October 18, 2024. Ownership interest of non-controlling interests was 61.3% immediately before Seaport's deconsolidation.
During the year ended December 31, 2023, Vedanta Biosciences, Inc was deconsolidated. During the year ended December 31, 2022, Sonde Health, Inc was deconsolidated. See Note 8. Gain/(loss) on Deconsolidation of Subsidiary.
On February 15, 2022, option holders in Vedanta exercised options into shares of common stock, increasing the NCI interest held from 3.7% to 12.2%. The exercise of the options resulted in an increase in the NCI share in Vedanta shareholder's deficit of $15,164.
The following table summarizes the changes in the non-controlling ownership interest in subsidiaries:

Non-Controlling Interest $
Balance as of January 1, 2022	(9,368)
Share of comprehensive income (loss)	13,290
Deconsolidation of subsidiary (Sonde)	11,904
NCI exercise of share-based awards in subsidiaries - change in NCI interest	(15,164)
Equity settled share-based payments	4,711
Other	(4)
Balance as of December 31, 2022 and January 1, 2023	5,369
Share of comprehensive income (loss)	(931)
Deconsolidation of subsidiary (Vedanta)	(9,085)
Equity settled share-based payments	277
Expiration of share options in subsidiary	(1,458)
Other	(6)
Balance as of December 31, 2023 and January 1, 2024	(5,835)
Share of comprehensive income (loss)	(25,728)
Equity settled share-based payments - See Note 10. Share-based Payments	17,372
Deconsolidation of subsidiary (Seaport)	7,430
Other	(13)
Balance as of December 31, 2024	(6,774)